Derivative Instruments - Schedule of Level 3 Activity (Details) - Liquefaction Supply Derivatives [Member] - USD ($) $ in Millions		3 Months Ended				12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period		$ (3,719)		$ 38		$ 38		$ (21)		$ 24
Realized and change in fair value gains (losses) included in net income:
Included in cost of sales, existing deals	[1],[2]	1,049		(53)		(228)		74		(43)
Included in cost of sales, new deals	[1],[3]	3		0		(804)		0		0
Purchases and settlements:
Purchases		0	[4]	(3,141)	[4]	(2,712)	[5]	(10)	[5]	5	[5]
Settlements	[6]	165		(6)		(13)		(5)		(7)
Balance, end of period		(2,502)		(3,162)		(3,719)		38		(21)
Favorable (unfavorable) changes in fair value relating to instruments still held at the end of the period		$ 1,052		$ (53)		$ (1,032)		$ 74		$ (43)

[1]	Does not include the realized value associated with derivative instruments that settle through physical delivery, as settlement is equal to contractually fixed price from trade date multiplied by contractual volume. See settlements line item in this table.
[2]	Impact to earnings on deals that existed at the beginning of the period and continue to exist at the end of the period.
[3]	Impact to earnings on deals that were entered into during the reporting period and continue to exist at the end of the period.
[4]	Includes any day one gain (loss) recognized during the reporting period on deals that were entered into during the reporting period which continue to exist at the end of the period, in addition to any derivative contracts acquired from entities at a value other than zero on acquisition date, such as derivatives assigned or novated during the reporting period and continuing to exist at the end of the period.
[5]	Includes any day one gain (loss) recognized during the reporting period on deals that were entered into during the reporting period which continue to exist at the end of the period, in addition to any derivative contracts acquired from entities at a value other than zero on acquisition date, such as derivatives assigned or novated during the reporting period and continuing to exist at the end of the period. For further discussion of IPM agreements that were novated to us during the period, see Note 15-Supplemental Cash Flow Information.
[6]	Roll-off in the current period of amounts recognized in our Balance Sheets at the end of the previous period due to settlement of the underlying instruments in the current period.